Pensions - Amounts recognised on the balance sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net pension (liability)/asset
Fund assets at fair value	£ 46,199	£ 45,311	£ 32,485	£ 32,132	£ 26,065
Present value of fund liabilities	39,120	40,010	32,896	34,261	28,964
Funded status	7,079	5,301	(411)	£ (2,129)	£ (2,899)
Retirement benefit liability	(9)	(14)	(3,531)
Asset ceiling/minimum funding
Net pension (liability)/asset
Retirement benefit liability	£ (7,088)	£ (5,315)	£ (3,120)